Net interest income (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net Interest Income [Line Items]
Interest income from loans and deposits	$ 11,181	$ 12,345
Interest income from securities financing transactions measured at amortized cost	1,443	1,754
Interest income from other financial instruments measured at amortized cost	834	766
Interest income from debt instruments measured at fair value through other comprehensive income	282	71
Interest income from derivative instruments designated as cash flow hedges	(358)	(672)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	13,382	14,264
Interest expense on loans and deposits	5,710	7,280
Interest expense on securities financing transactions measured at amortized cost	1,104	967
Interest expense on debt issued	4,751	5,433
Interest expense on lease liabilities	76	85
Total interest expense from financial instruments measured at amortized cost	11,641	13,765
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	1,740	498
Net interest income from financial instruments measured at fair value through profit or loss and other	2,978	3,096
Total net interest income	$ 4,718	$ 3,595